Gains and losses on disposal and main changes in scope of consolidation - Takeover of VOO in Belgium continued (Details) - VOO € in Millions	Jun. 02, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Purchase price related to the acquisition of the 75% share	€ 1,369
Fair value of the non-controlling interests	279
Acquisition cost	1,648
Net book value acquired before purchase price allocation	763
Preliminary goodwill	€ 885
Ownership interest as a percentage (as a percent)	75.00%